OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]

5. OPERATING SEGMENTS

The Corporation's reportable segments are Loyalty Currency Retailing, Platform Partners and Points Travel. These operating segments are organized around differences in products and services.

The Corporation's measure of segment profit or loss is Contribution, which is defined as gross profit (total revenue less direct cost of revenue) for the relevant operating segment less direct adjusted operating expenses. Direct adjusted operating expenses are expenses which are directly attributable to each operating segment.  Assets and liabilities are not provided to the CODM at the operating segment level and are therefore not allocated to the operating segments for reporting purposes.  There have been no changes in the Corporation's reportable segments in 2020 and 2019.

For the year ended December 31, 2020:	Loyalty Currency Retailing	Platform Partners	Points Travel	Total
Total revenue	$211,200	$5,030	$1,157	$217,387
Direct cost of revenue	181,603	731	50	182,384
Gross profit	29,597	4,299	1,107	35,003
Direct adjusted operating expenses	11,243	2,377	4,527	18,147
Contribution	$18,354	$1,922	$(3,420)	$16,856
Indirect adjusted operating expenses[1]				14,094
Finance and other income				(379)
Finance costs				843
Equity-settled share-based payment expense				3,129
Impairment charges				1,798
Income tax recovery				(1,460)
Depreciation and amortization				4,859
Foreign exchange gain				(671)
Net loss				$(5,357)

[1] Indirect adjusted operating expenses comprise costs that are shared among the Loyalty Currency Retailing, Platform Partners and Points Travel operating segments, including costs associated with various corporate functions, such as Finance, Human Resources, Legal and certain expenses associated with information technology infrastructure.

For the year ended December 31, 2019:	Loyalty Currency Retailing	Platform Partners	Points Travel	Total

Total revenue	$391,045	$7,577	$2,555	$401,177
Direct cost of revenue	335,032	665	25	335,722
Gross profit	56,013	6,912	2,530	65,455
Direct adjusted operating expenses	13,830	3,871	6,838	24,539
Contribution	$42,183	$3,041	$(4,308)	$40,916
Indirect adjusted operating expenses[1]				14,328
Finance and other income				(908)
Finance costs				211
Equity-settled share-based payment expense				5,172
Income tax expense				5,155
Depreciation and amortization				4,668
Foreign exchange loss				401
Net Income				$11,889

[1] Indirect adjusted operating expenses comprise costs that are shared among the Loyalty Currency Retailing, Platform Partners and Points Travel operating segments, including costs associated with various corporate functions, such as Finance, Human Resources, Legal and certain expenses associated with information technology infrastructure.

Enterprise-wide disclosures - Geographic information

For the year ended December 31	2020		2019
Revenue
United States	$188,531	87%	$358,993	90%
Europe	19,074	9%	21,832	5%
Other	9,782	4%	20,352	5%
	$217,387	100%	$401,177	100%

Revenue earned by the Corporation is generated from sales to loyalty program partners directly or from sales directly to members of loyalty programs with which the Corporation partners. Revenues by geographic region are shown above and are based on the country of residence of each of the Corporation's loyalty partners. As at December 31, 2020, substantially all of the Corporation's assets were in Canada.

Transaction price allocated to the remaining performance obligations

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers.

	Total	Year 1	Year 2	Year 3	Year 4	Year 5+
Hosting and other	$1,025	$558	$362	$105	$—	$—

The Corporation has elected to apply the practical expedient to not disclose information about remaining performance obligations that have original expected durations of one year or less.

Dependence on loyalty program partners

For the year ended December 31, 2020, there were three (2019 - three) loyalty program partners for which sales to their members individually represented more than 10% of the Corporation's total revenue. In aggregate, sales to the members of these partners represented 64% (2019 - 69%) of the Corporation's total revenue.